Nature of Operations	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.          Nature of Operations
Fidelis Insurance Holdings Limited (“Fidelis” and together with its subsidiaries, the “Group”) is a holding company which was incorporated under the laws of Bermuda on August 22, 2014. The Group provides Specialty, Bespoke and Property insurance and reinsurance. Fidelis’ principal operating subsidiaries are:
•Fidelis Insurance Bermuda Limited (“FIBL”), is a Class 4 Bermuda domiciled company which writes most of the Group’s Reinsurance business, as well as writing Specialty and Bespoke lines. FIBL is regulated by the Bermuda Monetary Authority.
•Fidelis Underwriting Limited (“FUL”), is a U.K. domiciled company which principally writes Specialty and Bespoke insurance, as well as Reinsurance. FUL is regulated by the Prudential Regulation Authority ("PRA").
•Fidelis Insurance Ireland DAC (“FIID”), is a Republic of Ireland domiciled company that writes Specialty and Bespoke insurance and reinsurance within the European Economic Area. FIID is regulated by the Central Bank of Ireland (“CBI”).
•FIHL (UK) Services Limited (“FSL”), is a U.K. service company that also has a branch in Ireland.
On January 3, 2023, the Group completed a series of transactions pursuant to which (i) it distributed its investment in Fidelis Marketing Limited (“FML”) and Pine Walk Capital Limited (“Pine Walk”) to shareholders to form a new managing general underwriter business (“Fidelis MGU”) and (ii) Fidelis MGU was acquired by a consortium of investors (together known as the “Separation Transactions”). FML was previously the service company for the U.K. and Ireland operations of the Group and is now the service company for Fidelis MGU. Pine Walk held the Group’s investments in eight managing general agents (“MGAs”).
The financial statements of Pine Walk, the eight MGAs and FML have been deconsolidated from January 3, 2023.
Through various long-term contractual agreements, effective from January 1, 2023 Fidelis MGU manages origination, underwriting, underwriting administration and claims handling under delegated authority agreements with the Group. Other services provided by Fidelis MGU to the Group include sourcing and administering outwards reinsurance, and support with business planning, capital management, insurance contract accounting and information technology.
Further information can be found at Note 3 (Separation Transactions) and Note 15 (Related Party Transactions).
On July 3, 2023, Fidelis completed an initial public offering (“IPO”) of an aggregate of 15,000,000 common shares, including 7,142,857 common shares sold by Fidelis and 7,857,143 common shares sold by certain selling shareholders, at an offering price of $14.00 per common share. The net proceeds of the offering to Fidelis were $89.4 million, after deducting underwriting discounts, commissions, and other offering expenses paid by the Group. Fidelis’ common shares are listed on the New York Stock Exchange under the symbol “FIHL”.